Provision for Legal Proceedings - Summary of Changes in Provisions for Contingencies (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contingent liabilities [line items]
Beginning balance	R$ 147,762	R$ 245,539
Additions	62,548	98,004
Reversals	(78,612)	(33,151)
Payments	(21,136)	(10,794)
Tax Amnesty Program	(40,288)	(151,836)
Ending balance	70,274	147,762
Labor Proceedings [member]
Disclosure of contingent liabilities [line items]
Beginning balance	22,795	48,658
Additions	32,913	10,129
Reversals	(9,789)	(26,820)
Payments	(14,553)	(9,172)
Ending balance	31,366	22,795
Tax Proceedings [member]
Disclosure of contingent liabilities [line items]
Beginning balance	122,744	195,316
Additions	18,161	79,264
Reversals	(66,576)
Tax Amnesty Program	(40,288)	(151,836)
Ending balance	34,041	122,744
Civil Proceedings [member]
Disclosure of contingent liabilities [line items]
Beginning balance	2,223	1,565
Additions	11,474	8,611
Reversals	(2,247)	(6,331)
Payments	(6,583)	(1,622)
Ending balance	R$ 4,867	R$ 2,223